Offsetting of financial assets and financial liabilities - Summary of Offsetting Financial Assets and Financial Liabilities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020
Disclosure of detailed information about offsetting of financial assets and financial liabilities. [Line Items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	[1]	¥ 68,217	¥ 25,103	¥ 54,114
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	[1]	26,739	2,704	3,497
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	[1]	41,478	22,399	50,617
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial assets	[1]	24,504	10,666	19,357
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	[1]	10,782	2,008	20,545
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	[1]	6,192	9,725	10,715
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements		1,404,100	983,761	629,839
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements		26,739	2,704	3,497
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position		1,377,361	981,057	626,342
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities		1,302,702	922,933	578,703
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities		29,530	16,225	23,873
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements		45,129	41,899	23,766
Derivative Liabilities
Disclosure of detailed information about offsetting of financial assets and financial liabilities. [Line Items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	[1]	72,004	38,966	31,896
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	[1]	0	0	0
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	[1]	72,004	38,966	31,896
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	[1]	33,514	11,052	7,086
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	[1]	29,530	16,225	23,873
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	[1]	8,960	11,689	937
Trade Payables
Disclosure of detailed information about offsetting of financial assets and financial liabilities. [Line Items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements		60,056	27,003	30,749
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements		26,739	2,704	3,497
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position		33,317	24,299	27,252
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities		0	0	6,743
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities		0	0	0
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements		33,317	24,299	20,509
Short-term borrowings
Disclosure of detailed information about offsetting of financial assets and financial liabilities. [Line Items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	[2]	1,272,040	917,792	567,194
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	[2]	0	0	0
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	[2]	1,272,040	917,792	567,194
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	[2]	1,269,188	911,881	564,874
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	[2]	0	0	0
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	[2]	2,852	5,911	2,320
Trade receivables
Disclosure of detailed information about offsetting of financial assets and financial liabilities. [Line Items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	[1]	30,370	9,944	15,833
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	[1]	26,739	2,704	3,497
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	[1]	3,631	7,240	12,336
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial assets	[1]	0	0	6,743
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	[1]	0	0	0
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	[1]	3,631	7,240	5,593
Derivative Assets
Disclosure of detailed information about offsetting of financial assets and financial liabilities. [Line Items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	[1]	37,847	15,159	38,281
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	[1]	0	0	0
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	[1]	37,847	15,159	38,281
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial assets	[1]	24,504	10,666	12,614
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	[1]	10,782	2,008	20,545
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	[1]	¥ 2,561	¥ 2,485	¥ 5,122

[1]	Certain subsidiaries have entered into master netting agreements or other similar agreements, which are mainly International Swaps and Derivatives Association (ISDA) Master Agreements. An ISDA Master Agreement is an agreement between two counterparties that may have multiple derivative contracts with each other, and such ISDA Master Agreement may provide for the net settlement of all or a specified group of these derivative contracts, through a single payment, in a single currency, in the event of a default on or affecting any one derivative contract, or a termination event affecting all or a specified group of derivative contracts. Master netting agreements create a right of set off, but the master netting agreements do not automatically provide for such set off.
[2]	Short-term borrowings relate to repurchase agreements.